UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06115

Aberdeen Singapore Fund, Inc.
(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.1%(a)
COMMON STOCKS—99.1%
HONG KONG—11.0%
INDUSTRIAL CONGLOMERATES—11.0%
118,300	Jardine Matheson Holdings Ltd.	$6,214,868
61,500	Jardine Strategic Holdings Ltd.	1,684,461
		7,899,329
SINGAPORE—88.1%
AEROSPACE & DEFENSE—4.7%
1,660,000	Singapore Technologies Engineering Ltd.	3,367,248

AIR FREIGHT & LOGISTICS—0.1%
57,800	Singapore Post Ltd.	54,404

AIRLINES—2.8%
256,000	Singapore Airlines Ltd.	1,991,568

BANKS —25.4%
522,784	DBS Group Holdings Ltd.	5,197,171
1,359,515	Oversea-Chinese Banking Corp. Ltd.	7,607,963
431,824	United Overseas Bank Ltd.	5,489,682
		18,294,816
COMMERCIAL SERVICES & SUPPLIES—0.5%
455,200	Riverstone Holdings Ltd.(b)	338,700

CONSTRUCTION & ENGINEERING—0.5%
258,000	United Engineers Ltd.	323,690

CONSUMER FINANCE—1.5%
728,000	Hong Leong Finance Ltd.	1,094,641

DISTRIBUTORS—3.0%
82,061	Jardine Cycle & Carriage Ltd.	2,168,195

DIVERSIFIED FINANCIAL SERVICES—2.8%
409,000	Singapore Exchange Ltd.	2,037,511

DIVERSIFIED TELECOMMUNICATION SERVICES—4.8%
1,406,000	Singapore Telecommunications Ltd.	3,486,387

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—2.5%
324,000	Venture Corp. Ltd.	1,775,110

HEALTH CARE PROVIDERS & SERVICES—3.4%
868,372	Raffles Medical Group Ltd.	2,479,876

INDUSTRIAL CONGLOMERATES—5.7%
1,141,500	Keppel Corp. Ltd.	4,070,919

INTERNET SOFTWARE & SERVICES—0.1%
96,900	iFAST Corp. Ltd.	84,462

MACHINERY—1.0%
681,600	SembCorp Marine Ltd.	753,663

METALS & MINING—0.5%
248,990	Straits Trading Co. Ltd.(b)	357,423

OIL, GAS & CONSUMABLE FUELS—0.7%
4,203,058	KrisEnergy Ltd.(c)	508,931

See Notes to Portfolio of Investments.

Aberdeen Singapore Fund, Inc.

PHARMACEUTICALS—0.7%
1,725,000	Eu Yan Sang International Ltd.	$513,447

REAL ESTATE INVESTMENT TRUSTS (REIT)—5.9%
1,288,000	CDL Hospitality Trusts	1,184,711
2,804,000	Far East Hospitality Trust	1,265,182
1,370,000	Keppel DC REIT	964,758
1,317,500	Keppel REIT	829,541
		4,244,192
REAL ESTATE MANAGEMENT & DEVELOPMENT—16.7%
624,000	Bukit Sembawang Estates Ltd.(b)	1,918,518
938,000	CapitaLand Ltd.	2,039,026
872,600	City Developments Ltd.	4,280,428
845,000	Global Logistic Properties Ltd.	1,001,471
1,470,000	Wheelock Properties (Singapore) Ltd.	1,411,457
4,267,600	Yoma Strategic Holdings Ltd.(c)	1,351,241
		12,002,141
ROAD & RAIL—2.0%
721,000	ComfortDelGro Corp. Ltd.	1,440,759

SPECIALTY RETAIL—0.2%
2,035,000	FJ Benjamin Holdings Ltd.(b)(c)	114,278

TRANSPORTATION INFRASTRUCTURE—2.6%
688,000	SATS Ltd.	1,882,259
		63,384,620
	Total Common Stocks	71,283,949
	Total Long-Term Investments—99.1% (cost $79,727,184)	71,283,949

SHORT-TERM INVESTMENT—0.4%
$307,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 01/29/2016, due 02/01/2016 repurchase price $307,001, collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $314,812	307,000
	Total Short-Term Investment—0.4% (cost $307,000)	307,000
	Total Investments—99.5% (cost $80,034,184) (d)	71,590,949
	Other Assets in Excess of Liabilities—0.5%	383,420
	Net Assets—100.0%	$71,974,369

(a)	All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Security is not fair valued. See Note (a) of the accompanying Notes to Portfolio of Investments.
(c)	Non-income producing security.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2016

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2016

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Commercial Services & Supplies	$338,700	$—	$—	$338,700
Metals & Mining	357,423	—	—	357,423
Real Estate Management & Development	1,918,518	10,083,623	—	12,002,141
Specialty Retail	114,278	—	—	114,278
Other	—	58,471,407	—	58,471,407
Short-Term Investment	—	307,000	—	307,000
Total	$2,728,919	$68,862,030	$—	$71,590,949

Amounts listed as “-” are $0 or round to $0.

The Fund held no Level 3 securities at January 31, 2016.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2016, the security issued by KrisEnergy Ltd. in the amount of $508,931 transferred from Level 1 to Level 2 because there was a valuation factor applied on January 31, 2016. During the period ended January 31, 2016, the security issued by Straits Trading Co. Ltd. in the amount of $357,423 transferred from Level 2 to Level 1 because there was not a valuation factor applied on January 31, 2016.

For the quarter ended January 31, 2016, there were no significant changes to the fair valuation methodologies.

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the repurchase agreement, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreements, see the Portfolio of Investments. The Fund held a repurchase agreement of $307,000 as of January 31, 2016. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2016.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

d. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2016 were as follows:

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2016

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$80,034,184	$8,643,408	$(17,086,643)	$(8,443,235)

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Singapore Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer of
Aberdeen Singapore Fund, Inc.

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Singapore Fund, Inc.

Date: March 30, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Singapore Fund, Inc.

Date: March 30, 2016